SEGMENT INFORMATION - SCHEDULE OF RECONCILIATION OF SEGMENT ASSETS TO TOTAL ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item
Segment assets		$ 356,819	$ 300,733
Goodwill	$ 1,301,880	1,292,775	793,763
Indefinite-lived intangible assets		243,697	180,558
Definite-lived intangible assets		32,711	27,055
TOTAL ASSETS	$ 1,964,884	1,909,392	1,302,109
Operating Segments
Segment Reporting, Asset Reconciling Item
Goodwill		1,292,775	793,763	$ 767,746
Operating Segments | Dating
Segment Reporting, Asset Reconciling Item
Segment assets		318,062	271,335
Goodwill		1,218,380	718,129	751,005
Indefinite-lived intangible assets		219,797	156,658
Definite-lived intangible assets		19,026	6,706
TOTAL ASSETS		1,775,265	1,152,828
Operating Segments | Non-dating
Segment Reporting, Asset Reconciling Item
Segment assets		38,757	29,398
Goodwill		74,395	75,634	$ 16,741
Indefinite-lived intangible assets		23,900	23,900
Definite-lived intangible assets		13,685	20,349
TOTAL ASSETS		$ 150,737	$ 149,281